Contributed surplus (Tables)	9 Months Ended
Sep. 30, 2024
Contributed surplus
Schedule of stock options outstanding activity

	September 30, 2024		December 31, 2023
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
Outstanding, beginning of period	1,704,500	$3.11	764,667	$8.15
Granted	575,000	0.10	1,313,000	0.63
Forfeited	(55,000)	(0.75)	(373,167)	(4.71)
Expired	(5,000)	(0.75)	—	—

Outstanding, end of period	2,219,500	$2.39	1,704,500	$3.11